ACQUISITIONS (Details 5) (Beans, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Jan. 02, 2011	Jan. 02, 2011 Customer relationship
ACQUISITIONS
Total consideration		$ 2,042
Cash consideration paid		574
Fair value of contingent consideration		1,468
Intangible assets acquired:
Intangible assets acquired			927
Goodwill		1,115
Total		2,042
Total consideration		2,042
Estimated useful life
Estimated useful life			6 years
Pro forma financial information
Net revenues	149,665
Net income	$ 12,106
Net income per share
Basic (in dollars per share)	$ 0.36
Diluted (in dollars per share)	$ 0.33